UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          10 February, 2004

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       29
                                           ---------------------
Form 13F Information Table Value Total:                8,237,228
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 12/31/03

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN    MANAGERS     SOLE    SHARED   NONE
----------------------------    --------------    -----    -------- -------  --- ---- -------    --------     ----    ------   ----
AMGEN CORP                      COMMON STOCK    031162100   292511   4733902  SH        SOLE                  4733902
ANHEUSER BUSCH COMPANIES INC    COMMON STOCK    035229103   418687   7947896  SH        SOLE                  7947896
AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103    72173   1822033  SH        SOLE                  1822033
CINTAS CORP                     COMMON STOCK    172908105     1077     21500  SH        SOLE                    21500
COCA-COLA CO                    COMMON STOCK    191216100   491461   9684003  SH        SOLE                  9684003
COSTCO WHOLESALE CORP-NEW       COMMON STOCK    22160K105    73362   1973150  SH        SOLE                  1973150
DELL INC                        COMMON STOCK    24702R101   386267  11367474  SH        SOLE                 11367474
FIRST DATA CORP                 COMMON STOCK    319963104   433521  10550889  SH        SOLE                 10550889
FOREST LABORATORIES INC         COMMON STOCK    345838106   228429   3696263  SH        SOLE                  3696263
GENERAL ELECTRIC CO             COMMON STOCK    369604103     1002     32340  SH        SOLE                    32340
HOME DEPOT INC                  COMMON STOCK    437076102   299603   8442006  SH        SOLE                  8442006
JOHNSON & JOHNSON               COMMON STOCK    478160104   410992   7955719  SH        SOLE                  7955719
KELLOGG CO                      COMMON STOCK    487836108   416111  10927334  SH        SOLE                 10927334
ELI LILLY & CO                  COMMON STOCK    532457108      503      7150  SH        SOLE                     7150
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK    571903202   277999   6017301  SH        SOLE                  6017301
MEDTRONIC INC                   COMMON STOCK    585055106   133656   2749551  SH        SOLE                  2749551
MICROSOFT CORP                  COMMON STOCK    594918104   462855  16910752  SH        SOLE                 16910752
NEW YORK TIMES CO-CL A          COMMON STOCK    650111107   359179   7515784  SH        SOLE                  7515784
NORTHERN TRUST CORP             COMMON STOCK    665859104    91949   1986802  SH        SOLE                  1986802
QUALCOMM INC                    COMMON STOCK    747525103   517507   9595423  SH        SOLE                  9595423
STARBUCKS CORP                  COMMON STOCK    855244109   175669   5297615  SH        SOLE                  5297615
STATE STREET CORP               COMMON STOCK    857477103   245944   4722116  SH        SOLE                  4722116
STRYKER CORP                    COMMON STOCK    863667101    99357   1168723  SH        SOLE                  1168723
SYSCO CORP                      COMMON STOCK    871829107   539627  14494593  SH        SOLE                 14494593
TARGET CORP                     COMMON STOCK    87612E106   521381  13577690  SH        SOLE                 13577690
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK    925524308   441415   9946558  SH        SOLE                  9946558
WAL-MART STORES INC             COMMON STOCK    931142103    71218   1342484  SH        SOLE                  1342484
WALGREEN CO                     COMMON STOCK    931422109   397564  10928368  SH        SOLE                 10928368
WM WRIGLEY JR CO                COMMON STOCK    982526105   376210   6692927  SH        SOLE                  6692927

                                                           8237228                      No. of Other
                                                                                        Managers     0